Employee benefit obligations - Characteristics and associated risks (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 item	Dec. 31, 2014 USD ($)
Metal Packaging Europe
Employee benefit obligations
Number of pension plans | item	2
Ardagh Group S.A. | Defined benefit plan | VNA
Employee benefit obligations
Employer contributions | $		$ 200